Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2012
Registrant Name	GREAT-WEST FUNDS INC
Central Index Key	0000356476
Amendment Flag	false
Document Creation Date	Sep. 03, 2013
Document Effective Date	Sep. 03, 2013
Prospectus Date	May 01, 2013